ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Employee Post-Retirement Benefits
Moving average period of basis used to determine expected return on plan assets (in years)	5 years
Corporate | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	3.00%
Corporate | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	20.00%
Natural Gas Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	1.00%
Natural Gas Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	6.00%
Midstream | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	1.70%
Midstream | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	2.50%
Liquids Pipelines | Pipeline | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	2.00%
Liquids Pipelines | Pipeline | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	2.50%
Energy | Power generation and natural gas storage plant, equipment and structures | Minimum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	2.00%
Energy | Power generation and natural gas storage plant, equipment and structures | Maximum
Plant, property and equipment
Annual depreciation rate on straight-line basis (in percent)	20.00%